Commitments and Contingencies - Additional Information (Detail) € in Millions, £ in Millions, Customers in Millions, $ in Millions		12 Months Ended
	Nov. 30, 2018 GBP (£) Customers	Dec. 31, 2024 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of commitments and contingencies [line items]
Percentage of net worth				1.65
Financial guarantee contracts [member]
Disclosure of commitments and contingencies [line items]
Collateral on liabilities				€ 0	€ 0
Other commitments [member]
Disclosure of commitments and contingencies [line items]
Collateral on liabilities				1	1
Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements				88	526
Securities and notes issued under commercial paper program				1,808	1,007
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £			£ 5
Contractual obligations period		next year
Contract agreement term		15-year
Number of customers | Customers	1.4
Atos BPS Ltd [member] | Aegon United Kingdom [member] | Later than one year [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £	£ 2
Atos BPS Ltd [member] | Aegon United Kingdom [member] | Not later than one year [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £	£ 3
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Amount of damages and interest | $		$ 120
Transamerica Corporation [member] | LTCG [Member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $		$ 390
Subsidiaries [member] | Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program				1,808	€ 1,007
Subsidiaries [member] | Aegon Ltd. [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements				€ 0